FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS [Text Block]
NOTE 17:-	FINANCIAL INSTRUMENTS

a.
Management believes that the carrying amount of cash and cash equivalents, trade receivables, other accounts receivable, loans receivables, trade payables, bank loans, other account payables and accrued expenses and purchase consideration payable and approximate their fair value due to the short-term maturities of these instruments.

b.
For the years ended December 31, 2023, 2022 and 2021, the Company recognized a revaluation gain (loss) from remeasurement of warrants in the consolidated statement of profit or loss and other comprehensive income, which unrealized gain is included in finance income (expense). (See also note 20f).

c.	On December 26, 2019, IMC entered into a share purchase agreement (the “SPA”) with Xinteza API Ltd. ("Xinteza"), a company with a unique biosynthesis technology.

On February 24, 2022, IMC entered into a Simple Agreement for Future Equity (SAFE) with Xinteza, under which IMC Holdings invested US$100 thousand (approximately $125), in exchange for additional future shares of Xinteza.

As of December 31, 2023 and 2022, the fair value of the Xinteza was categorized within Level 3 of the fair value hierarchy. The fair value was based on financing rounds for the purchase of preferred shares during 2022.

The investment in the investee is accounted for as financial asset measured at fair value through profit or loss. The fair value of the investment as of December 31, 2023 and 2022, was $2,285 and $2,410, respectively.

d.	Financial risk management:

The Group has exposure to the following risks from its use of financial instruments:

Share price risk:

The Group's investments in unlisted shares are sensitive to market price risk arising from uncertainties about future value of these investments. The Group manages the price risk through diversification and by placing limits on individual and total investment in shares.

The Company's Board of directors reviews and approves all decisions related to investments in shares.

At the reporting date, the Group's exposure to investments in unlisted shares measured at fair value was $2,285.

Credit risk:

The maximum credit exposure as of December 31, 2023, is the carrying amount of cash and cash equivalents, trade receivables and other current assets. The Group does not have significant credit risk with respect to outstanding trade receivables. All cash and cash equivalents are placed with major Israeli financial institutions.

Liquidity risk:

As of December 31, 2023, the Group's financial liabilities with liquidity risk consist of trade payables and other accounts payable which have contractual maturity dates within one year, bank loans and, checks receivables and lease liabilities. The Group manages its liquidity risk by reviewing its capital requirements on an ongoing basis. Based on the Group's working capital position at December 31, 2023, management considers liquidity risk to be high. The table below summarizes the maturity profile of the Group’s bank loans and others and lease liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2023

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$499	$899	$-	$-
Bank loans and others	12,119	394	-	-

Total	$12,618	$1,293	$-	$-

December 31, 2022

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$922	$1,830	$598	$-
Bank loans and others	9,246	399	-	-

Total	$10,168	$2,229	$598	$-

e.
On November 29, 2022, the IMC signed on a convertible loan agreement with Telekana Ltd. (“Telekana”), a Pharmacy for sell of medical Cannabis accordingly IMC will loan a total of $611. The loan will be converted to 1,040 shares representing 51% of the total common share of Telekana , at the earlier of the following events; (i) Telekana will receive the permit for sell of medical Cannabis from the Israeli Ministry of Health, (ii) IMC sole decision to convert. The permit was received on November 13, 2023.

As of December 31, 2023, IMC didn’t start the regulatory process of receiving the Israeli Ministry of Health approval for the conversion.

For the years ended December 31, 2023, 2022, IMC recognized a revaluation gain (loss) from remeasurement of the loan.

The maturity profile of the Group's other financial liabilities with liquidity risk (trade payables, other account payable and accrued expenses) as of December 31, 2023 and 2022, are less than one year.

Currency rate risk:

As of December 31, 2023, a portion of the Group's financial assets and liabilities held in Euro, NIS and USD consist of cash and cash equivalents in the amount of EUR 278 thousand (approximately $407), NIS 3,698 thousand (approximately $1,350), USD 15 thousand (approximately $20), respectively. The Group's objective in managing its foreign currency risk is to minimize its net exposure to foreign currency cash flows by transacting, to the greatest extent possible, with third parties in NIS. The Group does not currently use foreign exchange contracts to hedge its exposure of its foreign currency cash flows as management has determined that this risk is not significant at this point of time.

f.	Changes in liabilities arising from financing activities:

	Loans	Lease liabilities	Warrants	Total liabilities arising from financing activities

Balance as of January 1, 2022	$9,894	$19,374	$6,022	$35,290

Additions for new loans	4,660	-	-	4,660
Additions for new leases	-	613	-	613
Repayments	-	(3,085)	-	(3,085)
Effective interest	-	1,429	-	1,429
Effect of exchange rate differences	(1,135)	(2,056)	-	(3,191)
Deconsolidation of Trichome	(3,774)	(14,386)	-	(18,160)
Effect of changes in fair value	-	-	(6,014)	(6,014)

Balance as of December 31, 2022	9,645	1,889	8	11,542

Additions for new loans	655	-	-	655
Additions for new leases	-	309	-	309
Receivables checks	2,802	-	-	2,802
Repayments	-	(649)	-	(649)
Effective interest	-	63	-	63
Effect of exchange rate differences	(589)	(343)	6,986	6,054
Deconsolidation of Trichome
Effect of changes in fair value	-	-	(6,956)	(6,956)

Balance as of December 31, 2023	12,513	1,269	38	13,820